MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value) (Details) - Level 2 Securities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value	$ 120,144	$ 26,532
Cost or amortized cost	119,983	26,484
Gross unrealized holding loss	(53)	(18)
Gross unrealized holding gains	214	66
Government bonds [Member]
Fair Value	104,349	21,932
Cost or amortized cost	104,230	21,878
Gross unrealized holding loss	(38)	(3)
Gross unrealized holding gains	157	57
Certificates of Deposit [Member]
Fair Value	1,772
Cost or amortized cost	1,768
Gross unrealized holding loss
Gross unrealized holding gains	4
Corporate Debt Securities [Member]
Fair Value	14,023	4,600
Cost or amortized cost	13,985	4,606
Gross unrealized holding loss	(15)	(15)
Gross unrealized holding gains	$ 53	$ 9